Offerings - Offering: 1	Nov. 15, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	5.450% Senior Notes due 2034
Amount Registered | shares	400,000,000
Maximum Aggregate Offering Price	$ 400,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 61,240.00
Offering Note	Calculated pursuant to Rule 457(f) under the Securities Act of 1933, as amended. Represents the aggregate principal amount of the 5.450% Senior Notes due 2034 to be offered in the exchange offer to which the registration statement relates.